The Millicom Group - A.1. Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Telemovil El Salvador S.A. de C.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Navega.com SA, Sucursal El Salvador
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Cable Costa Rica S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonica Celular de Bolivia S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Telefonica Celular del Paraguay S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Cable Onda S.A
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Millicom Ghana Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Sentel GSM S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%	100.00%
MIC Tanzania Public Limited Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Tchad S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Rwanda Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.00%	100.00%	100.00%
Zanzibar Telecom Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.00%	85.00%	85.00%
Millicom International Operations S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom International Operations B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom LIH S.A.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
MIC Latin America B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Africa B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Holding B.V.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Millicom Spain S.L.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%